Joint operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint operations [line items]
Total assets	$ 7,580,831	$ 7,427,248
Joint operations [member]
Disclosure of joint operations [line items]
Total assets	2,916,418	2,925,279
Total liabilities	$ 359,532	307,090
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 1,027,617	1,046,556
Total liabilities	$ 34,597	32,132
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83.33%
Principal place of business	Canada
Total assets	$ 560,845	524,324
Total liabilities	$ 278,331	227,562
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	50.03%
Principal place of business	Canada
Total assets	$ 1,327,956	1,354,399
Total liabilities	$ 46,604	$ 47,396